Cash (used in)/generated from operations (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Cash (used in)/generated from operations
Profit/(loss) before income tax	£ 9,255	£ (2,067)	£ (25,115)	£ (21,887)
Depreciation	3,609	3,579	7,087	7,270
Amortization	44,971	38,653	85,110	73,787
Loss/(profit) on disposal of intangible assets	2,588	318	(14,020)	(17,158)
Net finance (income)/costs	(12,115)	7,472	18,873	17,126
Non-cash employee benefit expense - equity-settled share-based payments	626	433	1,155	968
Foreign exchange losses/(gains) on operating activities	5,140	(398)	3,967	(302)
Reclassified from hedging reserve	(367)	90	(530)	30
Changes in working capital:
Inventories	480	(105)	(1,072)	(796)
Prepayments	4,638	4,776	(10,928)	(13,751)
Contract assets - accrued revenue	(7,366)	(34,471)	(17,266)	(29,284)
Trade receivables	(64,070)	(5,832)	(48,087)	(5,541)
Other receivables	(497)	151	(857)	(650)
Contract liabilities - deferred revenue	(23,898)	(25,963)	(14,716)	39,615
Trade and other payables	(19,821)	(12,532)	(36,974)	(3,864)
Provisions	194	329	359	557
Cash (used in)/generated from operations	£ (56,633)	£ (25,567)	£ (53,014)	£ 46,120